Net defined benefit liability - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit asset (liability) [line items]
Duration of defined benefit plan obligation	11 years 9 months 18 days
Actuarial Gain or loss Recognized In Other Comprehensive Income	$ 5.4	$ 15.5	$ 4.4
Net Amount Of Contribution Made By Employer To Defined Benefit Plan		2.8	4.4
Interest Expense (Income) Defined Benefit Plans		$ 1.1	$ 2.5